Term Loan - Schedule of Atlantic Term Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Short-Term Debt [Line Items]
Balance, beginning of period	$ 5,608
Balance, end of period	3,558	$ 5,608
Atlantic Term Loans [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	5,608	7,139
Interest	215	212
Repayment	(2,001)	(1,742)
Foreign exchange movement	(264)	(1)
Balance, end of period	3,558	5,608
Atlantic Term Loans [Member] | Term Loan 1 [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	3,454	4,397
Interest	134	131
Repayment	(1,234)	(1,073)
Foreign exchange movement	(163)	(1)
Balance, end of period	2,191	3,454
Atlantic Term Loans [Member] | Term Loan 2 [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	2,154	2,742
Interest	81	81
Repayment	(767)	(669)
Foreign exchange movement	(101)	0
Balance, end of period	$ 1,367	$ 2,154